NORDIC GALAXY	12 Months Ended
Dec. 31, 2013
NORDIC GALAXY [Abstract]
NORDIC GALAXY
8.	NORDIC GALAXY

In August 2010, the Company did not take delivery of the first of the two newbuilding vessels they agreed to acquire on November 5, 2007, because the vessel in the Company's judgment was not in a deliverable condition as under the Memorandum of Agreement between the Company and the seller. The seller, a subsidiary of First Olsen Ltd, did not agree with the Company and the parties commenced arbitration procedures which took place in London, in October and November 2011. The agreed total price at scheduled delivery was $90.0 million per vessel, including supervision expenses. The Company paid $9.0 million as deposit on contract in 2010. The Company furnished to the seller a loan equivalent to the payment installments under the shipbuilding contract. The loan from the Company to the seller accrued interest at a rate equal to the Company's cost of funds, and the loan was to be repaid on delivery of the vessel.
According to the first partial award received on November 18, 2011, the vessel was found to be in a deliverable condition in August 2010.  The seller originally claimed $26.8 million in compensation, which was the same amount as the outstanding loan balance between the Company and the seller as per December 31, 2010. However, the first partial award was limited to $16.2 million. The Loss on Contract of $16.2 million was recognized in the Company's statement of operations in 2011. The recorded Loss on Contract did not have an impact on the Company's net cash flow.
In November 2011, as a consequence of the first partial award, the seller repaid to us the net outstanding loan balance of $10.6 million and $1.2 million in interest income. The interest received is presented as interest income in the Statement of Operations for 2011.

On January 17, 2012, the Company received the final award from the tribunal and as a consequence they became responsible for some of the legal costs of the seller. The amount of legal fees of the seller was estimated to approximately $1.2 million. During the year ended December 31, 2011, the Company recognized $2.4 million, including the legal fees of the seller. These costs are included in "General and Administrative Expenses" in the Statement of Operations. In February 2012, the Company received the deposit on contract of $9.0 million and interest income of $0.2 million.